June 14, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Frost Family of Funds Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A (File Nos. 333-229001 and 811-23410)

Ladies and Gentlemen:

On behalf of our client, Frost Family of Funds (the “Trust”), we are filing Pre-Effective Amendment No. 2 (the “Filing”) to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “Registration Statement”).

The purpose of the Filing is to incorporate comments of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “SEC”) and include additional information in the Registration Statement. We believe that the Filing addresses all of the Staff’s comments to Pre-Effective Amendment No. 1 and intend to submit an acceleration request letter to the Staff, in a separate correspondence, requesting that the Registration Statement be effective at 4:00 p.m. on Friday, June 21, 2019.

The Trust confirms that no shares of any Fund will be sold until each Fund’s Reorganization (as such term is defined in the Filing) is consummated on June 24, 2019 and, in connection therewith, the Trust has a net worth of at least $100,000 as required by Section 14(a) of the 1940 Act.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001